Organization and Nature of Operations (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) shares	Feb. 28, 2023 CNY (¥) shares	Feb. 28, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2021 shares	May 31, 2021 shares
Schedule Of Organization And Nature Of Operations [Line Items]
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization					¥ 17,506	$ 2,466	¥ 507,620
Subscription receivables					292,721			$ 41,229	¥ 310,227
Capital gain tax payments on behalf of certain shareholders | ¥					82,347
Class B
Schedule Of Organization And Nature Of Operations [Line Items]
Number of shares issued | shares	10,125,118	10,125,118	10,125,118	10,125,118
IPO | Class B
Schedule Of Organization And Nature Of Operations [Line Items]
Number of shares issued | shares	10,125,118	10,125,118	10,125,118	10,125,118
Net proceeds from IPO	¥ 1,225,470	$ 179,786	¥ 1,225,470	$ 179,786
Shanghai Hesai
Schedule Of Organization And Nature Of Operations [Line Items]
Settlement through cash redemption | ¥							817,847
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization | ¥					¥ 17,506		507,620
Subscription receivables | ¥							¥ 292,721
Shanghai Hesai | Founding shareholders
Schedule Of Organization And Nature Of Operations [Line Items]
Percentage of equity interest acquired										100.00%
Shanghai Hesai | Founding shareholders | Class A
Schedule Of Organization And Nature Of Operations [Line Items]
Number of shares subscribed | shares										30,033,379	30,033,379
Shanghai Hesai | Existing investors | Class B
Schedule Of Organization And Nature Of Operations [Line Items]
Number of shares subscribed | shares										62,834,548	62,834,548